UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2023

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 30, 2023
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2023 (unaudited)
Sector	Percentage of Fund Investments
Financial	22.44%
Consumer, Non-cyclical	17.64
Industrial	17.41
Consumer, Cyclical	14.78
Technology	9.24
Energy	4.76
Basic Materials	4.74
Communications	4.21
Utilities	1.99
Short Term Investments	2.79
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 – 06/30/23)
Institutional Class
Actual	$1,000.00	$1,059.67	$1.07
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.05
Investor Class
Actual	$1,000.00	$1,057.57	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$2.81
Class L
Actual	$1,000.00	$1,055.56	$4.13
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.06
* Expenses are equal to the Fund's annualized expense ratio of 0.21% for the Institutional Class, 0.56% for the Investor Class and 0.81% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.86%
23,319	AdvanSix Inc	$ 815,699
21,864	American Vanguard Corp	390,710
83,680	Arconic Corp(a)	2,475,254
107,367	ATI Inc(a)	4,748,842
26,917	Balchem Corp	3,628,681
40,814	Carpenter Technology Corp	2,290,890
43,925	Century Aluminum Co(a)	383,026
28,724	Compass Minerals International Inc	976,616
15,728	Hawkins Inc	750,068
10,128	Haynes International Inc	514,705
44,601	HB Fuller Co	3,189,418
28,284	Ingevity Corp(a)	1,644,997
20,615	Innospec Inc	2,070,571
13,285	Kaiser Aluminum Corp	951,737
17,316	Koppers Holdings Inc	590,476
150,082	Livent Corp(a)(b)	4,116,749
45,461	Mativ Holdings Inc	687,370
34,029	Mercer International Inc	274,614
27,420	Minerals Technologies Inc	1,581,860
11,356	Quaker Chemical Corp	2,213,284
15,501	Rogers Corp(a)	2,510,077
17,545	Stepan Co	1,676,600
26,991	Sylvamo Corp	1,091,786
27,771	Trinseo PLC	351,859
		39,925,889
Communications — 4.32%
54,147	A10 Networks Inc	790,005
58,962	ADTRAN Holdings Inc	620,870
23,364	AMC Networks Inc Class A(a)	279,200
9,150	ATN International Inc	334,890
74,779	Cargurus Inc(a)	1,692,249
51,672	Cars.com Inc(a)	1,024,139
10,806	Clearfield Inc(a)(b)	511,664
35,744	Cogent Communications Holdings Inc	2,405,214
59,451	Consolidated Communications Holdings Inc(a)	227,697
212,208	DISH Network Corp Class A(a)	1,398,451
22,607	ePlus Inc(a)	1,272,774
45,292	EW Scripps Co Class A(a)	414,422
107,742	Extreme Networks Inc(a)	2,806,679
54,035	Gogo Inc(a)	919,135
91,943	Harmonic Inc(a)	1,486,718
19,472	HealthStream Inc	478,232
22,158	InterDigital Inc	2,139,355
18,804	Liquidity Services Inc(a)	310,266
764,316	Lumen Technologies Inc	1,727,354
24,627	NETGEAR Inc(a)	348,718
29,343	Perficient Inc(a)	2,445,152
39,889	QuinStreet Inc(a)	352,220
24,267	Scholastic Corp	943,744
42,418	Shenandoah Telecommunications Co	824,182
20,127	Shutterstock Inc	979,581
21,346	TechTarget Inc(a)	664,501
Shares		Fair Value
Communications — (continued)
82,311	Telephone & Data Systems Inc	$ 677,420
25,122	Thryv Holdings Inc(a)	618,001
63,790	Viasat Inc(a)	2,631,976
187,643	Viavi Solutions Inc(a)	2,125,995
57,054	Yelp Inc(a)	2,077,336
		35,528,140
Consumer, Cyclical — 15.16%
42,089	Abercrombie & Fitch Co Class A(a)	1,585,913
64,900	Academy Sports & Outdoors Inc	3,507,845
12,942	Allegiant Travel Co(a)	1,634,316
96,737	American Axle & Manufacturing Holdings Inc(a)	800,015
151,941	American Eagle Outfitters Inc	1,792,904
5,045	America's Car-Mart Inc(a)	503,390
17,985	Asbury Automotive Group Inc(a)	4,323,954
19,295	BJ's Restaurants Inc(a)	613,581
73,390	Bloomin' Brands Inc	1,973,457
25,160	Boot Barn Holdings Inc(a)	2,130,800
37,515	Brinker International Inc(a)	1,373,049
25,067	Buckle Inc	867,318
30,398	Caleres Inc	727,424
6,814	Cavco Industries Inc(a)	2,010,130
23,862	Century Communities Inc	1,828,306
39,620	Cheesecake Factory Inc	1,370,060
103,087	Chico's FAS Inc(a)	551,515
14,843	Chuy's Holdings Inc(a)	605,891
89,202	Cinemark Holdings Inc(a)	1,471,833
18,443	Cracker Barrel Old Country Store Inc(b)	1,718,519
107,552	Dana Inc	1,828,384
33,508	Dave & Buster's Entertainment Inc(a)	1,493,116
45,276	Designer Brands Inc Class A	457,288
12,964	Dine Brands Global Inc	752,301
23,749	Dorman Products Inc(a)	1,872,134
14,082	El Pollo Loco Holdings Inc	123,499
18,589	Ethan Allen Interiors Inc	525,697
33,486	G-III Apparel Group Ltd(a)	645,275
27,520	Gentherm Inc(a)	1,555,155
34,407	GMS Inc(a)	2,380,964
18,488	Golden Entertainment Inc(a)	772,798
22,378	Green Brick Partners Inc(a)	1,271,070
11,811	Group 1 Automotive Inc	3,048,419
24,966	Guess? Inc(b)	485,589
288,167	Hanesbrands Inc	1,308,278
10,828	Haverty Furniture Cos Inc	327,222
44,188	Hawaiian Holdings Inc(a)	475,905
10,286	Hibbett Inc	373,279
38,759	HNI Corp	1,092,229
19,431	Installed Building Products Inc	2,723,449
50,038	Interface Inc	439,834
22,650	iRobot Corp(a)	1,024,912
17,243	Jack in the Box Inc	1,681,710

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
41,687	Kontoor Brands Inc	$ 1,755,023
36,275	La-Z-Boy Inc	1,038,916
21,130	LCI Industries	2,669,987
126,399	Leslie's Inc(a)	1,186,887
17,297	LGI Homes Inc(a)	2,333,192
23,074	M/I Homes Inc(a)	2,011,822
20,491	Marcus Corp	303,882
18,116	MarineMax Inc(a)	618,843
49,217	MDC Holdings Inc	2,301,879
30,708	Meritage Homes Corp	4,368,827
30,477	Methode Electronics Inc	1,021,589
63,776	MillerKnoll Inc	942,609
11,273	Monarch Casino & Resort Inc	794,183
12,849	Movado Group Inc	344,739
65,672	National Vision Holdings Inc(a)	1,595,173
42,032	Nu Skin Enterprises Inc Class A	1,395,462
28,217	ODP Corp(a)	1,321,120
91,959	OPENLANE Inc(a)	1,399,616
12,603	Oxford Industries Inc	1,240,387
17,717	Patrick Industries Inc	1,417,360
9,293	PC Connection Inc	419,114
20,805	PriceSmart Inc	1,540,818
123,523	Resideo Technologies Inc(a)	2,181,416
90,734	Sally Beauty Holdings Inc(a)	1,120,565
20,459	ScanSource Inc(a)	604,768
31,498	Shake Shack Inc Class A(a)	2,448,025
14,416	Shoe Carnival Inc	338,488
37,556	Signet Jewelers Ltd	2,450,905
62,313	Six Flags Entertainment Corp(a)	1,618,892
37,101	SkyWest Inc(a)	1,510,753
17,492	Sleep Number Corp(a)	477,182
12,883	Sonic Automotive Inc Class A	614,133
107,167	Sonos Inc(a)	1,750,037
15,463	Standard Motor Products Inc	580,172
59,185	Steven Madden Ltd	1,934,758
29,492	Sun Country Airlines Holdings Inc(a)	662,980
41,204	Titan International Inc(a)	473,022
83,606	Tri Pointe Homes Inc(a)	2,747,293
12,514	UniFirst Corp	1,939,795
49,999	Urban Outfitters Inc(a)	1,656,467
11,464	Veritiv Corp	1,439,993
65,926	Victoria's Secret & Co(a)	1,149,090
47,130	Vista Outdoor Inc(a)	1,304,087
40,211	Wabash National Corp	1,031,010
25,485	Winnebago Industries Inc	1,699,595
67,083	Wolverine World Wide Inc	985,449
16,192	XPEL Inc(a)	1,363,690
36,028	Xperi Inc(a)	473,768
		124,626,488
Consumer, Non-Cyclical — 18.09%
25,437	Aaron's Co Inc	359,679
55,091	ABM Industries Inc	2,349,631
63,763	AdaptHealth Corp(a)	775,996
13,640	Addus HomeCare Corp(a)	1,264,428
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
36,473	Adtalem Global Education Inc(a)	$ 1,252,483
28,985	Agiliti Inc(a)(b)	478,252
41,937	Alarm.com Holdings Inc(a)	2,167,304
33,089	AMN Healthcare Services Inc(a)	3,610,672
31,133	Amphastar Pharmaceuticals Inc(a)	1,789,213
26,653	Andersons Inc	1,230,036
33,346	AngioDynamics Inc(a)	347,799
10,766	ANI Pharmaceuticals Inc(a)	579,534
12,414	Anika Therapeutics Inc(a)	322,516
44,534	Arcus Biosciences Inc(a)	904,485
74,716	Arlo Technologies Inc(a)	815,152
32,874	Artivion Inc(a)	565,104
39,016	Avanos Medical Inc(a)	997,249
52,881	Avid Bioservices Inc(a)	738,748
60,373	B&G Foods Inc(b)	840,392
28,214	BioLife Solutions Inc(a)	623,529
14,160	Calavo Growers Inc	410,923
31,825	Cal-Maine Foods Inc	1,432,125
81,227	Catalyst Pharmaceuticals Inc(a)	1,091,691
8,214	Central Garden & Pet Co(a)	318,457
34,955	Central Garden & Pet Co Class A(a)	1,274,459
87,657	Certara Inc(a)	1,596,234
29,112	Chefs' Warehouse Inc(a)	1,041,045
54,071	Coherus Biosciences Inc(a)	230,883
29,562	Collegium Pharmaceutical Inc(a)	635,287
108,974	Community Health Systems Inc(a)	479,486
25,496	CONMED Corp	3,464,651
75,376	Corcept Therapeutics Inc(a)	1,677,116
95,453	CoreCivic Inc(a)	898,213
7,663	CorVel Corp(a)	1,482,790
29,074	Cross Country Healthcare Inc(a)	816,398
68,735	Cytek Biosciences Inc(a)	586,997
79,882	Cytokinetics Inc(a)	2,605,751
37,091	Deluxe Corp	648,351
100,854	Dynavax Technologies Corp(a)(b)	1,303,034
42,976	Edgewell Personal Care Co	1,775,339
42,288	elf Beauty Inc(a)	4,830,558
48,368	Embecta Corp	1,044,749
37,388	Emergent BioSolutions Inc(a)	274,802
16,605	Enanta Pharmaceuticals Inc(a)	355,347
41,274	Enhabit Inc(a)	474,651
46,760	Ensign Group Inc	4,463,710
54,355	EVERTEC Inc	2,001,895
9,458	Forrester Research Inc(a)	275,133
25,495	Fresh Del Monte Produce Inc	655,476
16,218	Fulgent Genetics Inc(a)	600,553
104,218	GEO Group Inc(a)	746,201
40,265	Glaukos Corp(a)	2,867,271
38,509	Green Dot Corp Class A(a)	721,659
74,243	Hain Celestial Group Inc(a)	928,780

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
25,273	Harmony Biosciences Holdings Inc(a)	$ 889,357
62,711	Healthcare Services Group Inc	936,275
16,312	Heidrick & Struggles International Inc	431,779
110,961	Hostess Brands Inc(a)	2,809,532
50,090	Innoviva Inc(a)	637,646
27,745	Integer Holdings Corp(a)	2,458,484
15,066	Inter Parfums Inc	2,037,375
113,597	Ironwood Pharmaceuticals Inc(a)	1,208,672
20,610	iTeos Therapeutics Inc(a)	272,876
12,413	J & J Snack Foods Corp	1,965,723
7,502	John B Sanfilippo & Son Inc	879,760
35,739	John Wiley & Sons Inc Class A	1,216,198
26,916	Kelly Services Inc Class A	473,991
43,565	Korn Ferry	2,158,210
16,319	LeMaitre Vascular Inc	1,097,942
13,728	Ligand Pharmaceuticals Inc(a)	989,789
53,362	LiveRamp Holdings Inc(a)	1,524,019
25,553	Matthews International Corp Class A	1,089,069
9,184	Medifast Inc	846,397
48,021	Merit Medical Systems Inc(a)	4,016,476
12,664	MGP Ingredients Inc	1,345,930
64,816	Mister Car Wash Inc(a)(b)	625,474
10,302	ModivCare Inc(a)	465,753
26,616	Monro Inc	1,081,408
67,961	Myriad Genetics Inc(a)	1,575,336
19,507	National Beverage Corp(a)	943,163
106,088	NeoGenomics Inc(a)	1,704,834
43,504	NuVasive Inc(a)	1,809,331
60,779	OraSure Technologies Inc(a)	304,503
29,568	Orthofix Medical Inc(a)	533,998
64,495	Owens & Minor Inc(a)	1,227,985
38,275	Pacira BioSciences Inc(a)	1,533,679
167,296	Payoneer Global Inc(a)	804,694
68,641	Pediatrix Medical Group Inc(a)	975,389
56,634	Perdoceo Education Corp(a)	694,899
18,053	Phibro Animal Health Corp Class A	247,326
41,430	Prestige Consumer Healthcare Inc(a)	2,462,185
38,963	PROG Holdings Inc(a)	1,251,492
27,316	Quanex Building Products Corp	733,435
48,349	RadNet Inc(a)	1,577,144
31,365	REGENXBIO Inc(a)	626,986
27,705	Resources Connection Inc	435,246
279,483	Sabre Corp(a)(b)	891,551
87,069	Select Medical Holdings Corp	2,774,018
4,261	Seneca Foods Corp Class A(a)	139,249
70,650	Simply Good Foods Co(a)	2,585,083
29,181	SpartanNash Co	656,864
18,490	Strategic Education Inc	1,254,362
33,948	Stride Inc(a)	1,263,884
44,929	Supernus Pharmaceuticals Inc(a)	1,350,566
54,364	Tandem Diabetes Care Inc(a)	1,334,093
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
14,905	Tootsie Roll Industries Inc	$ 527,786
42,057	TreeHouse Foods Inc(a)	2,118,832
25,358	TrueBlue Inc(a)	449,090
5,751	UFP Technologies Inc(a)	1,114,831
34,494	uniQure NV(a)	395,301
48,501	United Natural Foods Inc(a)	948,195
20,606	Universal Corp	1,029,064
42,633	Upbound Group Inc	1,327,165
12,185	US Physical Therapy Inc	1,479,137
9,157	USANA Health Sciences Inc(a)	577,257
47,701	Vanda Pharmaceuticals Inc(a)	314,350
33,683	Varex Imaging Corp(a)	793,908
109,064	Vector Group Ltd	1,397,110
40,265	Vericel Corp(a)	1,512,756
16,803	Viad Corp(a)	451,665
62,963	Vir Biotechnology Inc(a)	1,544,482
11,253	WD-40 Co	2,122,878
50,975	Xencor Inc(a)	1,272,846
16,579	Zynex Inc(a)	158,993
		148,707,293
Energy — 4.88%
113,347	Archrock Inc	1,161,807
19,183	Bristow Group Inc(a)	551,128
58,924	California Resources Corp	2,668,668
42,487	Callon Petroleum Co(a)	1,490,019
40,982	Civitas Resources Inc	2,842,921
77,165	Comstock Resources Inc(b)	895,114
26,768	CONSOL Energy Inc	1,815,138
38,865	Core Laboratories Inc	903,611
24,186	CVR Energy Inc	724,613
28,181	Dril-Quip Inc(a)	655,772
18,937	FutureFuel Corp	167,592
49,813	Green Plains Inc(a)	1,605,971
117,693	Helix Energy Solutions Group Inc(a)	868,574
85,683	Helmerich & Payne Inc	3,037,462
7,630	Nabors Industries Ltd(a)	709,819
122,903	NexTier Oilfield Solutions Inc(a)	1,098,753
67,356	Northern Oil and Gas Inc	2,311,658
87,509	NOW Inc(a)	906,593
83,711	Oceaneering International Inc(a)	1,565,396
55,353	Oil States International Inc(a)	413,487
46,819	Par Pacific Holdings Inc(a)	1,245,854
175,746	Patterson-UTI Energy Inc	2,103,680
80,608	ProPetro Holding Corp(a)	664,210
12,144	REX American Resources Corp(a)	422,733
67,963	RPC Inc	485,935
100,661	SM Energy Co	3,183,907
68,436	SunCoke Energy Inc	538,591
71,070	SunPower Corp(a)	696,486
89,738	Talos Energy Inc(a)	1,244,666
63,845	US Silica Holdings Inc(a)	774,440
14,781	Vital Energy Inc(a)	667,362
42,988	Warrior Met Coal Inc	1,674,383
		40,096,343

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Financial — 23.00%
80,466	Acadia Realty Trust REIT	$ 1,157,906
61,363	Alexander & Baldwin Inc REIT	1,140,125
36,479	Ambac Financial Group Inc(a)	519,461
43,457	American Assets Trust Inc REIT	834,374
52,484	American Equity Investment Life Holding Co	2,734,941
54,822	Ameris Bancorp	1,875,461
16,157	AMERISAFE Inc	861,491
89,543	Anywhere Real Estate Inc(a)	598,147
110,056	Apollo Commercial Real Estate Finance Inc REIT	1,245,834
152,460	Arbor Realty Trust Inc REIT	2,259,457
56,920	Armada Hoffler Properties Inc REIT	664,826
161,190	ARMOUR Residential Inc REIT(b)	859,143
57,616	Artisan Partners Asset Management Inc Class A	2,264,885
49,531	Assured Guaranty Ltd	2,763,830
62,841	Atlantic Union Bankshares Corp	1,630,724
32,988	Avantax Inc(a)	738,271
44,302	Axos Financial Inc(a)	1,747,271
13,016	B Riley Financial Inc(b)	598,476
43,894	Banc of California Inc	508,292
14,729	BancFirst Corp	1,355,068
45,938	Bancorp Inc(a)	1,499,876
32,698	Bank of Hawaii Corp(b)	1,348,139
61,944	BankUnited Inc	1,334,893
29,026	Banner Corp	1,267,565
37,005	Berkshire Hills Bancorp Inc	767,114
142,315	Brandywine Realty Trust REIT	661,765
42,366	Bread Financial Holdings Inc	1,329,869
25,978	Brightsphere Investment Group Inc	544,239
71,670	Brookline Bancorp Inc	626,396
106,665	Capitol Federal Financial Inc	658,123
83,193	CareTrust Inc REIT	1,652,213
12,464	Centerspace REIT	764,791
21,206	Central Pacific Financial Corp	333,146
42,101	Chatham Lodging Trust REIT	394,065
12,583	City Holding Co	1,132,344
44,700	Community Bank System Inc	2,095,536
20,879	Community Healthcare Trust Inc REIT	689,425
138,293	Cushman & Wakefield PLC(a)	1,131,237
24,386	Customers Bancorp Inc(a)	737,920
109,097	CVB Financial Corp	1,448,808
172,575	DiamondRock Hospitality Co REIT	1,382,326
26,291	Dime Community Bancshares Inc	463,510
142,393	Douglas Emmett Inc REIT(b)	1,789,880
25,822	Eagle Bancorp Inc	546,393
79,040	Easterly Government Properties Inc REIT(b)	1,146,080
51,940	Ellington Financial Inc REIT(b)	716,772
74,035	Elme Communities REIT	1,217,135
22,442	Employers Holdings Inc	839,555
Shares		Fair Value
Financial — (continued)
19,887	Encore Capital Group Inc(a)	$ 966,906
25,835	Enova International Inc(a)	1,372,355
124,314	Essential Properties Realty Trust Inc REIT	2,926,352
62,389	eXp World Holdings Inc(b)	1,265,249
45,855	EZCORP Inc Class A(a)	384,265
29,127	FB Financial Corp	817,012
34,680	First Bancorp	1,031,730
151,649	First BanCorp	1,853,151
86,356	First Commonwealth Financial Corp	1,092,403
78,854	First Financial Bancorp	1,611,776
105,665	First Hawaiian Inc	1,903,027
72,420	Four Corners Property Trust Inc REIT	1,839,468
69,360	Franklin BSP Realty Trust Inc REIT	982,138
138,761	Fulton Financial Corp	1,654,031
396,210	Genworth Financial Inc Class A(a)	1,981,050
37,929	Getty Realty Corp REIT	1,282,759
86,444	Global Net Lease Inc REIT	888,644
25,780	Hanmi Financial Corp	384,895
5,851	HCI Group Inc(b)	361,475
28,769	Heritage Financial Corp	465,195
38,952	Hilltop Holdings Inc	1,225,430
99,521	Hope Bancorp Inc	837,967
34,506	Horace Mann Educators Corp	1,023,448
105,549	Hudson Pacific Properties Inc REIT	445,417
37,171	Independent Bank Corp	1,654,481
30,009	Independent Bank Group Inc	1,036,211
23,221	Innovative Industrial Properties Inc REIT(b)	1,695,365
32,665	Invesco Mortgage Capital Inc REIT(b)	374,668
31,129	James River Group Holdings Ltd	568,416
80,213	JBG SMITH Properties REIT	1,206,403
98,159	Kennedy-Wilson Holdings Inc	1,602,936
47,218	KKR Real Estate Finance Trust Inc REIT	574,643
21,469	Lakeland Financial Corp	1,041,676
34,072	LTC Properties Inc REIT	1,125,057
243,008	LXP Industrial Trust REIT	2,369,328
179,148	Macerich Co REIT	2,018,998
20,179	Marcus & Millichap Inc	635,840
22,114	Mercury General Corp	669,391
56,023	Moelis & Co Class A(b)	2,540,083
56,841	Mr Cooper Group Inc(a)	2,878,428
31,604	National Bank Holdings Corp Class A	917,780
81,738	Navient Corp	1,518,692
35,216	NBT Bancorp Inc	1,121,630
76,066	New York Mortgage Trust Inc REIT	754,575
19,268	NexPoint Residential Trust Inc REIT	876,309
69,559	NMI Holdings Inc Class A(a)	1,796,013
35,270	Northfield Bancorp Inc	387,265

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
107,074	Northwest Bancshares Inc	$ 1,134,984
38,108	Office Properties Income Trust REIT	293,432
40,083	OFG Bancorp	1,045,365
47,687	Orion Office Inc REIT	315,211
122,279	Outfront Media Inc REIT	1,922,226
79,216	Pacific Premier Bancorp Inc	1,638,187
97,916	PacWest Bancorp	798,015
20,987	Palomar Holdings Inc(a)	1,218,085
11,970	Park National Corp	1,224,770
22,054	Pathward Financial Inc	1,022,423
102,883	Pebblebrook Hotel Trust REIT(b)	1,434,189
71,772	PennyMac Mortgage Investment Trust REIT	967,487
97,503	Phillips Edison & Co Inc REIT(b)	3,322,902
12,268	Piper Sandler Cos	1,585,762
32,698	PRA Group Inc(a)	747,149
11,006	Preferred Bank	605,220
44,875	ProAssurance Corp	677,164
63,921	Provident Financial Services Inc	1,044,469
130,139	Radian Group Inc	3,289,914
15,279	RE/MAX Holdings Inc Class A	294,274
135,926	Ready Capital Corp REIT(b)	1,533,245
94,621	Redwood Trust Inc REIT	602,736
47,506	Renasant Corp	1,241,332
103,587	Retail Opportunity Investments Corp REIT	1,399,460
71,873	RPT Realty REIT	751,073
32,656	S&T Bancorp Inc	887,917
33,672	Safehold Inc REIT	799,037
12,496	Safety Insurance Group Inc	896,213
11,124	Saul Centers Inc REIT	409,697
69,828	Seacoast Banking Corp of Florida	1,543,199
138,826	Service Properties Trust REIT	1,206,398
40,991	ServisFirst Bancshares Inc	1,677,352
107,417	Simmons First National Corp Class A	1,852,943
71,508	SiriusPoint Ltd(a)	645,717
150,672	SITE Centers Corp REIT	1,991,884
53,335	SL Green Realty Corp REIT	1,602,717
24,565	Southside Bancshares Inc	642,620
27,797	St Joe Co	1,343,707
38,354	Stellar Bancorp Inc	877,923
22,714	Stewart Information Services Corp	934,454
14,914	StoneX Group Inc(a)	1,239,055
88,507	Summit Hotel Properties Inc REIT	576,181
174,321	Sunstone Hotel Investors Inc REIT	1,764,128
88,106	Tanger Factory Outlet Centers Inc REIT	1,944,499
10,363	Tompkins Financial Corp	577,219
18,155	Triumph Financial Inc(a)	1,102,372
28,988	Trupanion Inc(a)(b)	570,484
15,401	TrustCo Bank Corp NY	440,623
Shares		Fair Value
Financial — (continued)
51,413	Trustmark Corp	$ 1,085,843
81,737	Two Harbors Investment Corp REIT	1,134,510
96,166	United Community Banks Inc	2,403,188
18,726	United Fire Group Inc	424,331
198,699	Uniti Group Inc REIT	917,989
10,282	Universal Health Realty Income Trust REIT	489,218
23,370	Universal Insurance Holdings Inc	360,599
97,847	Urban Edge Properties REIT	1,509,779
23,891	Urstadt Biddle Properties Inc REIT Class A	507,923
67,122	Veris Residential Inc REIT(a)	1,077,308
44,867	Veritex Holdings Inc	804,465
5,776	Virtus Investment Partners Inc	1,140,587
25,898	Walker & Dunlop Inc	2,048,273
54,590	Washington Federal Inc	1,447,727
22,461	Westamerica BanCorp	860,256
39,802	Whitestone REIT	386,079
95,587	WisdomTree Inc	655,727
2,847	World Acceptance Corp(a)(b)	381,526
50,795	WSFS Financial Corp	1,915,987
90,524	Xenia Hotels & Resorts Inc REIT	1,114,350
		189,138,507
Industrial — 17.85%
35,798	AAON Inc	3,394,008
27,224	AAR Corp(a)	1,572,458
31,270	Advanced Energy Industries Inc	3,485,041
63,301	Aerojet Rocketdyne Holdings Inc(a)	3,473,326
21,213	AeroVironment Inc(a)	2,169,666
8,617	Alamo Group Inc	1,584,752
25,984	Albany International Corp Class A	2,423,788
13,903	American Woodmark Corp(a)	1,061,772
18,724	Apogee Enterprises Inc	888,828
32,285	Applied Industrial Technologies Inc	4,675,837
20,093	ArcBest Corp	1,985,188
40,456	Arcosa Inc	3,065,351
18,973	Astec Industries Inc	862,133
21,033	AZZ Inc	914,094
24,484	Badger Meter Inc	3,612,859
42,160	Barnes Group Inc	1,778,730
29,845	Benchmark Electronics Inc	770,896
33,066	Boise Cascade Co	2,987,513
38,888	Brady Corp Class A	1,849,902
17,184	CIRCOR International Inc(a)	970,037
14,527	Clearwater Paper Corp(a)	454,986
29,874	Comfort Systems USA Inc	4,905,311
26,550	CTS Corp	1,131,826
26,360	Dorian LPG Ltd	676,134
11,963	DXP Enterprises Inc(a)	435,573
24,518	Dycom Industries Inc(a)	2,786,471
15,004	Encore Wire Corp	2,789,694

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Industrial — (continued)
48,425	Enerpac Tool Group Corp	$ 1,307,475
17,557	EnPro Industries Inc	2,344,386
21,673	ESCO Technologies Inc	2,245,973
30,316	Fabrinet (a)	3,937,442
50,855	Federal Signal Corp	3,256,246
21,598	Forward Air Corp	2,291,764
32,282	Franklin Electric Co Inc	3,321,818
67,762	Frontdoor Inc(a)	2,161,608
25,417	Gibraltar Industries Inc(a)	1,599,238
36,332	Granite Construction Inc	1,445,287
27,063	Greenbrier Cos Inc	1,166,415
39,262	Griffon Corp	1,582,259
66,809	Harsco Corp(a)	659,405
38,910	Heartland Express Inc	638,513
58,109	Hillenbrand Inc	2,979,830
27,157	Hub Group Inc Class A(a)	2,181,250
24,478	Ichor Holdings Ltd(a)	917,925
16,135	Insteel Industries Inc	502,121
37,939	Itron Inc(a)	2,735,402
26,578	John Bean Technologies Corp	3,223,911
22,843	Kaman Corp	555,770
66,339	Kennametal Inc	1,883,364
76,763	Knowles Corp(a)	1,386,340
9,318	Lindsay Corp	1,112,010
48,720	Marten Transport Ltd	1,047,480
108,209	Masterbrand Inc(a)	1,258,471
17,320	Materion Corp	1,977,944
29,822	Matson Inc	2,318,064
4,113	Mesa Laboratories Inc	528,521
23,988	Moog Inc Class A	2,601,019
47,605	Mueller Industries Inc	4,154,964
30,326	Myers Industries Inc	589,234
13,939	MYR Group Inc(a)	1,928,321
4,292	National Presto Industries Inc	314,174
10,512	NV5 Global Inc(a)	1,164,414
129,691	O-I Glass Inc(a)	2,766,309
8,131	Olympic Steel Inc	398,419
13,026	OSI Systems Inc(a)	1,534,854
48,991	PGT Innovations Inc(a)	1,428,088
22,984	Plexus Corp(a)	2,257,948
7,796	Powell Industries Inc	472,360
21,293	Proto Labs Inc(a)	744,403
97,084	RXO Inc(a)	2,200,894
48,743	Sanmina Corp(a)	2,937,741
37,816	SPX Technologies Inc(a)	3,213,226
9,806	Standex International Corp	1,387,255
14,850	Sturm Ruger & Co Inc	786,456
15,545	Tennant Co	1,260,855
32,827	TimkenSteel Corp(a)	708,078
67,286	Trinity Industries Inc	1,729,923
54,490	Triumph Group Inc(a)	674,041
86,500	TTM Technologies Inc(a)	1,202,350
52,457	World Kinect Corp	1,084,811
		146,812,543
Technology — 9.47%
110,491	3D Systems Corp(a)	1,097,176
95,581	8x8 Inc(a)	404,308
Shares		Fair Value
Technology — (continued)
87,380	Adeia Inc	$ 962,054
16,327	Agilysys Inc(a)	1,120,685
18,129	Alpha & Omega Semiconductor Ltd(a)	594,631
33,833	Apollo Medical Holdings Inc(a)	1,069,123
27,553	Avid Technology Inc(a)	702,601
27,321	Axcelis Technologies Inc(a)	5,008,759
34,137	Cerence Inc(a)	997,824
18,772	CEVA Inc(a)	479,625
39,662	Cohu Inc(a)	1,648,353
11,953	Computer Programs and Systems Inc(a)	295,120
14,030	Consensus Cloud Solutions Inc(a)	434,930
33,034	Corsair Gaming Inc(a)	586,023
25,497	CSG Systems International Inc	1,344,712
30,156	Digi International Inc(a)	1,187,845
75,262	Digital Turbine Inc(a)	698,431
38,167	Diodes Inc(a)	3,530,066
21,266	Donnelley Financial Solutions Inc(a)	968,241
73,576	DoubleVerify Holdings Inc(a)	2,863,578
20,302	Ebix Inc	511,610
64,803	FormFactor Inc(a)	2,217,559
24,142	Insight Enterprises Inc(a)	3,532,940
47,261	Kulicke & Soffa Industries Inc	2,809,666
61,004	MaxLinear Inc(a)	1,925,286
55,714	N-able Inc(a)	802,839
56,463	NetScout Systems Inc(a)	1,747,530
45,062	NextGen Healthcare Inc(a)	730,906
30,662	OneSpan Inc(a)	455,024
40,881	Onto Innovation Inc(a)	4,761,410
25,260	PDF Solutions Inc(a)	1,139,226
52,540	Photronics Inc(a)	1,355,007
141,278	Pitney Bowes Inc	500,124
78,555	Privia Health Group Inc(a)	2,051,071
35,968	Progress Software Corp	2,089,741
90,912	Rambus Inc(a)	5,833,823
45,010	Schrodinger Inc(a)	2,246,899
53,714	Semtech Corp(a)	1,367,558
12,908	Simulations Plus Inc	559,304
13,663	SiTime Corp(a)	1,611,824
41,605	SMART Global Holdings Inc(a)	1,206,961
30,514	SPS Commerce Inc(a)	5,859,653
16,295	TTEC Holdings Inc	551,423
36,950	Ultra Clean Holdings Inc(a)	1,421,097
43,288	Veeco Instruments Inc(a)	1,111,636
91,869	Veradigm Inc(a)	1,157,549
117,402	Verra Mobility Corp(a)	2,315,167
		77,866,918
Utilities — 2.04%
30,883	American States Water Co	2,686,821
62,842	Avista Corp	2,467,805
46,228	California Water Service Group	2,386,752
14,858	Chesapeake Utilities Corp	1,768,102
14,507	Middlesex Water Co	1,170,135
30,210	Northwest Natural Holding Co	1,300,540

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Utilities — (continued)
34,839	Otter Tail Corp	$ 2,750,887
22,896	SJW Group	1,605,239
13,499	Unitil Corp	684,534
		16,820,815
TOTAL COMMON STOCK — 99.67% (Cost $756,536,238)		$819,522,936
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.86%
$5,879,706	Undivided interest of 6.43% in a repurchase agreement (principal amount/value $91,849,961 with a maturity value of $91,888,691) with RBC Capital Markets Corp, 5.06%, dated 6/30/23 to be repurchased at $5,879,706 on 7/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.50%, 7/31/23 - 5/20/53, with a value of $93,686,960.(c)	5,879,706
5,879,706	Undivided interest of 6.52% in a repurchase agreement (principal amount/value $90,505,664 with a maturity value of $90,543,827) with Bank of America Securities Inc, 5.06%, dated 6/30/23 to be repurchased at $5,879,706 on 7/3/23 collateralized by Federal National Mortgage Association securities, 2.00% - 6.50%, 4/1/35 - 9/1/61, with a value of $92,315,777.(c)	5,879,706
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$5,879,706	Undivided interest of 6.74% in a repurchase agreement (principal amount/value $87,510,414 with a maturity value of $87,547,387) with Citigroup Global Markets Inc, 5.07%, dated 6/30/23 to be repurchased at $5,879,706 on 7/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/24 - 8/20/67, with a value of $89,260,624.(c)	$ 5,879,706
5,876,927	Undivided interest of 7.18% in a repurchase agreement (principal amount/value $82,146,440 with a maturity value of $82,181,078) with Bank of Montreal, 5.06%, dated 6/30/23 to be repurchased at $5,876,927 on 7/3/23 collateralized by various U.S. Government Agency securities, 2.00% - 7.00%, 4/1/33 - 7/1/53, with a value of $83,789,369.(c)	5,876,927
TOTAL SHORT TERM INVESTMENTS — 2.86% (Cost $23,516,045)		$ 23,516,045
TOTAL INVESTMENTS — 102.53% (Cost $780,052,283)		$843,038,981
OTHER ASSETS & LIABILITIES, NET — (2.53)%		$ (20,816,521)
TOTAL NET ASSETS — 100.00%		$822,222,460

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2023.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At June 30, 2023 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
Russell 2000 E-mini Futures	59	USD	5,616	Sep 2023	$113,230
				Net Appreciation	$113,230
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2023 (Unaudited)
Empower S&P Small Cap 600® Index Fund
ASSETS:
Investments in securities, fair value (including $22,761,183 of securities on loan)(a)	$819,522,936
Repurchase agreements, fair value(b)	23,516,045
Cash	3,561,001
Cash pledged on futures contracts	1,580,081
Dividends receivable	861,100
Subscriptions receivable	579,841
Total Assets	849,621,004
LIABILITIES:
Payable for director fees	7,312
Payable for distribution fees	5,526
Payable for other accrued fees	88,586
Payable for shareholder services fees	141,467
Payable to investment adviser	119,347
Payable upon return of securities loaned	23,516,045
Redemptions payable	3,499,465
Variation margin on futures contracts	20,796
Total Liabilities	27,398,544
NET ASSETS	$822,222,460
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$9,280,768
Paid-in capital in excess of par	736,295,223
Undistributed/accumulated earnings	76,646,469
NET ASSETS	$822,222,460
NET ASSETS BY CLASS
Investor Class	$454,930,080
Class L	$28,203,990
Institutional Class	$339,088,390
CAPITAL STOCK:
Authorized
Investor Class	240,000,000
Class L	10,000,000
Institutional Class	200,000,000
Issued and Outstanding
Investor Class	37,943,255
Class L	1,599,862
Institutional Class	53,264,562
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.99
Class L	$17.63
Institutional Class	$6.37
(a) Cost of investments	$756,536,238
(b) Cost of repurchase agreements	$23,516,045
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2023 (Unaudited)
Empower S&P Small Cap 600® Index Fund
INVESTMENT INCOME:
Income from securities lending	$52,686
Dividends	7,618,047
Foreign withholding tax	(6,587)
Total Income	7,664,146
EXPENSES:
Management fees	787,352
Shareholder services fees – Investor Class	828,590
Shareholder services fees – Class L	49,282
Audit and tax fees	17,027
Custodian fees	21,121
Directors fees	16,546
Distribution fees – Class L	34,995
Legal fees	3,881
Pricing fees	1,411
Registration fees	61,925
Shareholder report fees	19,068
Transfer agent fees	7,667
Other fees	7,342
Total Expenses	1,856,207
Less amount waived by investment adviser	73,644
Net Expenses	1,782,563
NET INVESTMENT INCOME	5,881,583
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	10,161,828
Net realized loss on futures contracts	(546,586)
Net Realized Gain	9,615,242
Net change in unrealized appreciation on investments and foreign currency translations	34,122,154
Net change in unrealized appreciation on futures contracts	21,873
Net Change in Unrealized Appreciation	34,144,027
Net Realized and Unrealized Gain	43,759,269
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$49,640,852
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal year ended December 31, 2022
Empower S&P Small Cap 600® Index Fund	2023 (Unaudited)	2022
OPERATIONS:
Net investment income	$5,881,583	$10,611,380
Net realized gain	9,615,242	50,550,864
Net change in unrealized appreciation (depreciation)	34,144,027	(211,943,107)
Net Increase (Decrease) in Net Assets Resulting from Operations	49,640,852	(150,780,863)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,679,996)	(32,457,150)
Class L	(12,916)	(1,172,580)
Institutional Class	(3,690,353)	(39,446,287)
From Net Investment Income and Net Realized Gains	(5,383,265)	(73,076,017)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	69,116,546	361,969,113
Class L	3,285,791	30,658,036
Institutional Class	46,673,832	92,788,440
Shares issued in reinvestment of distributions
Investor Class	1,679,996	32,457,150
Class L	12,916	1,172,580
Institutional Class	3,690,353	39,446,287
Shares redeemed
Investor Class	(141,021,598)	(277,187,463)
Class L	(4,619,800)	(3,292,624)
Institutional Class	(47,482,222)	(84,918,659)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(68,664,186)	193,092,860
Total Decrease in Net Assets	(24,406,599)	(30,764,020)
NET ASSETS:
Beginning of Period	846,629,059	877,393,079
End of Period	$822,222,460	$846,629,059
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	5,889,823	28,757,743
Class L	190,860	1,664,403
Institutional Class	7,575,278	13,211,760
Shares issued in reinvestment of distributions
Investor Class	146,214	2,858,852
Class L	764	70,709
Institutional Class	604,976	6,416,587
Shares redeemed
Investor Class	(11,957,876)	(22,515,213)
Class L	(267,472)	(183,999)
Institutional Class	(7,419,414)	(11,845,354)
Net Increase (Decrease)	(5,236,847)	18,435,488
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2023 (Unaudited)	$11.38	0.07	0.58	0.65	(0.04)	-	(0.04)	$11.99	5.76% (d)
12/31/2022	$14.54	0.14	(2.55)	(2.41)	(0.06)	(0.69)	(0.75)	$11.38	(16.51%)
12/31/2021	$12.79	0.13	3.19	3.32	(0.31)	(1.26)	(1.57)	$14.54	25.95%
12/31/2020	$12.35	0.12	1.16	1.28	(0.16)	(0.68)	(0.84)	$12.79	10.93%
12/31/2019	$10.79	0.13	2.25	2.38	(0.07)	(0.75)	(0.82)	$12.35	22.29%
12/31/2018	$13.52	0.14	(1.31)	(1.17)	(0.16)	(1.40)	(1.56)	$10.79	(8.99%)
Class L
06/30/2023 (Unaudited)	$16.71	0.09	0.84	0.93	(0.01)	-	(0.01)	$17.63	5.56% (d)
12/31/2022	$20.94	0.18	(3.68)	(3.50)	(0.04)	(0.69)	(0.73)	$16.71	(16.67%)
12/31/2021	$17.83	0.13	4.43	4.56	(0.19)	(1.26)	(1.45)	$20.94	25.61%
12/31/2020	$16.80	0.12	1.65	1.77	(0.06)	(0.68)	(0.74)	$17.83	10.82%
12/31/2019	$14.43	0.14	3.00	3.14	(0.02)	(0.75)	(0.77)	$16.80	21.87%
12/31/2018	$17.50	0.14	(1.71)	(1.57)	(0.10)	(1.40)	(1.50)	$14.43	(9.21%)
Institutional Class
06/30/2023 (Unaudited)	$ 6.08	0.05	0.31	0.36	(0.07)	-	(0.07)	$ 6.37	5.97% (d)
12/31/2022	$ 8.26	0.10	(1.45)	(1.35)	(0.14)	(0.69)	(0.83)	$ 6.08	(16.21%)
12/31/2021	$ 7.87	0.11	1.96	2.07	(0.42)	(1.26)	(1.68)	$ 8.26	26.40%
12/31/2020	$ 7.93	0.10	0.73	0.83	(0.21)	(0.68)	(0.89)	$ 7.87	11.47%
12/31/2019	$ 7.23	0.12	1.48	1.60	(0.15)	(0.75)	(0.90)	$ 7.93	22.51%
12/31/2018	$ 9.67	0.14	(0.93)	(0.79)	(0.25)	(1.40)	(1.65)	$ 7.23	(8.65%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
06/30/2023 (Unaudited)	$454,930	0.58% (f)	0.56% (f)	1.29% (f)	15% (d)
12/31/2022	$499,381	0.57%	0.56%	1.12%	33%
12/31/2021	$505,466	0.56%	0.56%	0.86%	20%
12/31/2020	$438,004	0.56%	0.56%	1.11%	24%
12/31/2019	$433,934	0.56%	0.56%	1.11%	21%
12/31/2018	$413,791	0.56%	0.56%	0.98%	21%
Class L
06/30/2023 (Unaudited)	$ 28,204	0.95% (f)	0.81% (f)	1.04% (f)	15% (d)
12/31/2022	$ 27,993	0.93%	0.81%	1.00%	33%
12/31/2021	$ 2,609	0.97%	0.81%	0.62%	20%
12/31/2020	$ 2,121	0.87%	0.81%	0.87%	24%
12/31/2019	$117,320	0.86%	0.81%	0.88%	21%
12/31/2018	$ 74,687	0.88%	0.81%	0.75%	21%
Institutional Class
06/30/2023 (Unaudited)	$339,088	0.21% (f)	0.21% (f)	1.65% (f)	15% (d)
12/31/2022	$319,255	0.21%	0.21%	1.44%	33%
12/31/2021	$369,318	0.20%	0.20%	1.21%	20%
12/31/2020	$357,016	0.20%	0.20%	1.47%	24%
12/31/2019	$370,621	0.20%	0.20%	1.47%	21%
12/31/2018	$314,133	0.20%	0.20%	1.35%	21%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Empower Funds presently consists of forty-five funds. Interests in the Empower S&P Small Cap 600® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600® Index.  The Fund is diversified as defined in the 1940 Act.  The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Semi-Annual Report - June 30, 2023

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2023, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 30, 2023

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no federal income or excise tax provision is required.  The Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually.  Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2023 were as follows:
Federal tax cost of investments	$792,269,695
Gross unrealized appreciation on investments	168,380,847
Gross unrealized depreciation on investments	(117,498,331)
Net unrealized appreciation on investments	$50,882,516
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in

Semi-Annual Report - June 30, 2023

derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 85 long futures contracts and an average of 0 short futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2023 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$113,230 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2023 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(546,586)	Net change in unrealized appreciation on futures contracts	$21,873
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.19% of the Fund’s average daily net assets up to $1 billion dollars, 0.14% of the Fund’s average daily net assets over $1 billion dollars and 0.09% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.21% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2024 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Semi-Annual Report - June 30, 2023

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2023, the amounts subject to recoupment were as follows:
Expires December 31, 2023	Expires December 31, 2024	Expires December 31, 2025	Expires June 30, 2026	Recoupment of Past Reimbursed Fees by the Adviser
$54,850	$18,348	$95,525	$73,644	$0
The Adviser and Empower Funds entered into a sub-advisory agreement with Irish Life Investment Managers Limited (ILIM), an affiliate of the Adviser and Empower of America. The Adviser is responsible for compensating the Sub-Adviser for its services.
The Adviser is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.013% of the Fund's net assets.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $673,000 for the fiscal period ended June 30, 2023.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $121,171,822 and $188,608,219, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2023, the Fund had securities on loan valued at $22,761,183 and received collateral as reported on the Statement of Assets and Liabilities of $23,516,045 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2023, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 30, 2023

6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2023, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2023

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Empower Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the ECM Liquidity Risk Management Committee (“LRMC”) as the administrator of the liquidity risk management program. The LRMC includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The LRMC reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2023, and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2022 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 15, 2023. The report stated that:
(i)	the program performed well during the covered period and meets the needs and profile of the Funds;
(ii)	the Funds benefit from the stability of their shareholder base,
(iii)	the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv)    no changes were proposed to the program as of the date of the report; and
(v)	no Fund approached the internal triggers set by the LRMC or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and that recent amendments to Rule 22e-4 proposed by the SEC were reviewed.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2023 (the “April Board Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and the Company, on behalf of Empower S&P Small Cap 600 Index Fund, a series of the Company (the “Fund,” and together with the Company’s other series, the “Empower Funds”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, ECM and Irish Life Investment Managers Limited (the “Sub-Adviser” or “ILIM”), with respect to the Fund.  (ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”).  ILIM is an affiliate of ECM and Empower of America.)

Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 22, 2023 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met with representatives of ECM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data, and further discussed such information with ECM.  The Independent Directors also conferred with the Independent Consultant regarding Broadridge’s peer group selection methodology and noted that they had previously discussed such methodology with representatives of Broadridge at a meeting of the Independent Directors convened on February 15, 2023.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Trustees convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”).  Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an agreement between ECM and Empower.  (Empower is a wholly-owned subsidiary of Empower of America.  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund and each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund.  The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered, as applicable, each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was each organization’s disaster recovery procedures, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer.  With respect to ECM, the Board also took into account various organizational developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as progress on the implementation of an enhanced trade order management system and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”).  The Board noted the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance.  Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account.  Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments, and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund.  In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) SmallCap ® Index (the “Index”).  Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications.  This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2022, with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2022.  The Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.

The Board observed that the annualized returns for the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2022, were in the fourth, third, second and first quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), exceeding its performance universe median for each of the five- and ten-year periods and with specific rankings in the 67th and 53rd percentiles for the one- and three-year periods, respectively.  As to the Fund’s Institutional Class, the Board observed that the annualized returns for the one-, three- and five-year periods ended December 31, 2022, were in the fourth, third and second quintiles, respectively, of its performance universe, exceeding the performance universe median for each of the three- and five-year periods and with a specific ranking in the 64th percentile for the one-year period.
In evaluating the performance data, the Board considered the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, noting that the Fund is not actively managed.  Taking the foregoing into account and the expectations of shareholders in this regard, the Board further noted that the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively managed funds.  Thus, the Board also considered the extent to which the Fund achieved its objective to provide investment results that, before fees and expenses, track the total return of the Index.  Although the Fund underperformed the Index for each period reviewed, the Board noted that both classes of the Fund outperformed the Index before fees and expenses for the one-year period ended December 31, 2022.
The Board considered the Sub-Adviser’s approach to managing indexed investment portfolios, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things.  In addition, the Board considered ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring.  Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund.  The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised Funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services.  Furthermore, the Board noted that ECM has contractually agreed for a one-year renewable term, through April 30, 2024, to limit the fees and expenses of the Fund.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications.  Specifically, for each class the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that, as to the Investor Class, the Fund’s Contractual Management Fee was lower than its peer group median and its total annual operating expense ratio was equal to its peer group median, ranking in the third quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).  For the Institutional Class, the Board observed that both the Fund’s Contractual Management Fee and total annual operating expense ratio equaled its peer group median, ranking in the third quintile of its peer group.  In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.

The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund.  Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by the Sub-Adviser included the fees charged by ILIM to ECM for the other series of the Company sub-advised by ILIM, including other equity index funds and passively managed sleeves of two other equity funds (collectively, the “ILIM Sub-Advised Funds”).  The Board also noted the Sub-Adviser’s statement that the sub-advisory fee charged to ECM for the Fund is consistent with pricing for mandates of similar size and services.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Adviser.  The Board reviewed the financial statements and profitability information from ECM and the Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to ECM’s estimated complex-level profits.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses.  In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to the ILIM Sub-Advised Funds (i.e., including the Fund).
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets.  The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through services that benefit shareholders, competitive management fee rates set at the outset and investments in the business intended to enhance services available to the Fund and shareholders.  In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased.
The Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM, which indicated that such portion was below that of the Fund’s peer group.  In addition, the Board took into account that the sub-advisory fee under the Sub-Advisory Agreement is paid by ECM out of the management fee it receives under the Advisory Agreement, which, as noted, includes breakpoints.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board.  In this regard, the Board noted the Sub-Adviser’s statement that its primary “fall-out” benefit from managing the Fund is the reputational value associated with serving as Sub-Adviser which may support its business growth in the U.S. and elsewhere in the future.

The Board noted where services were provided to the Fund by affiliates of ECM and the Sub-Adviser, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, the Sub-Adviser or their affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer & Chief Financial Officer
Date:August 23, 2023